Fresh Start Accounting - Reorganization Adjustments, Retained Loss (Details) - USD ($)			2 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Feb. 22, 2022
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	$ 0		$ (10,038,444)
Issuance of Successor common stock	0		500,000
Retained loss
Reorganization, Chapter 11 [Line Items]
Cancellation of Predecessor equity	3,513,000,000
Issuance of Successor common stock	$ (4,000,000)
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Pre-tax gain on settlement of liabilities subject to compromise		$ 3,581,000,000
Reversal of the release of certain general unsecured operating accruals		35,000,000
Payment of success-based advisor fees		(28,000,000)
Expense of Predecessor Directors & Officers insurance policy		(17,000,000)
Impact to net income		3,571,000,000	$ 3,571,000,000
Net impact to retained loss		$ 7,080,000,000